Note 12 - Employee and Director Benefits (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Contribution Plan, Cost	$ 1,478,000	$ 1,201,000	$ 1,025,000
Shares Held in Employee Stock Option Plan, Allocated (in shares)	417,447
Liability, Defined Benefit Plan, Noncurrent, Total	$ 1,571,000	1,484,000
Cash Surrender Value of Life Insurance	$ 18,981,000	$ 18,613,000
Stock Issued During Period, Shares, Employee Stock Purchase Plans (in shares)	3,889	2,957	1,715